Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                                                May 5, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: The Aegis Funds
                   (File Nos. 333-106971 and 811-21399)

Dear Sir or Madam:

     On behalf of The Aegis Funds (the "Trust"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus and statement of additional information for the Trust that would have been filed under Rule 497(c) do not differ from those filed in the most recent post-effective amendment to the Trust's registration statement.

                                        Sincerely,


                                        /s/ Michelle C. Roberts
                                        -----------------------
                                            Michelle C. Roberts

SK 23261 0002 667188